Share-Based Compensation	12 Months Ended
Dec. 31, 2017
Share-Based Compensation

14. Share-Based Compensation

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Share options	33,912	39,008	51,054	7,847
Non-vested restricted shares	33,760	40,163	42,581	6,544
Total share-based compensation	67,672	79,171	93,635	14,391

Share Options:

During the year ended December 31, 2008, the Company adopted the Noah Holdings Limited Share Incentive Plan (the “2008 Plan”), which allows the Company to offer a variety of share-based incentive awards to the Group’s employees, officers, directors and individual consultants who render services to the Group. Under the 2008 Plan, the maximum number of shares that may be issued shall not exceed 8% of the shares in issue on the date the offer of the grant of an option is made. During the year ended December 31, 2010, the Company adopted its 2010 share incentive plan (the “2010 Plan”). Under the 2010 plan, the maximum number of shares in respect of which options, restricted shares, or restricted share units may be granted will be 10% of the Company’s current outstanding share capital, or 2,315,000 shares. Options have a ten-year life and generally vest 25% on the first anniversary of the grant date with the remaining 75% vesting ratably over the following 36 months. During the year ended 31, 2017, the Company adopted its 2017 share incentive plan (the “2017 Plan”). Under the 2017 plan, the maximum aggregate number of shares which may be issued shall be 2,800,000. The term of any option granted under the 2017 Plan shall not exceed ten years and generally vest 25% on the first anniversary of the grant date with the remaining 75% vesting ratably over the following 36 months.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2015, 2016 and 2017 was RMB RMB294.76 (US$45.50), RMB319.16 (US$47.96) and RMB388.45(US$57.30) per share, respectively. There were 49,887, and 62,430 203,174 options exercised during the years ended December 31, 2015, 2016 and 2017 respectively.

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted or modified:

	2015	2016	2017
Average risk-free rate of return	1.73%	1.14%	1.93%
Weighted average expected option life	6.1 years	6.1 years	6.1 years
Estimated volatility	54.1%	55.8%	68.8%
Average dividend yield	Nil	Nil	Nil

The following table summarizes option activity during the year ended December 31, 2017:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		RMB		RMB
Outstanding as of January 1, 2017	822,218	233.37	7.8	76,644
Granted	135,850	298.25
Exercised	(203,174)	94.23
Forfeited	(65,064)	195.46
Outstanding as of December 31, 2017	689,830	273.20	7.3	55,611
Vested and expected to vest as of December 31, 2017	583,872	273.20	7.3	47,069
Exercisable as of December 31, 2017	214,706	306.54	8.2	7,639

As of December 31, 2017, there was RMB76,529 of unrecognized compensation expense related to unvested share options, which is expected to be recognized over a weighted average period of 2.20 years.

Non-vested Restricted Shares:

A summary of non-vested restricted share activity during the year ended December 31, 2017 is presented below:

Non-vested restricted shares	Number of non-vested restricted shares	Weighted-average grant-date fair value
		RMB
Non-vested as of January 1, 2017	215,188	297.69
Granted	209,050	374.15
Vested	(115,995)	341.59
Forfeited	(16,654)	336.16
Non-vested as of December 31, 2017	291,589	319.03

The total fair value of non-vested restricted shares vested in 2015, 2016 and 2017 was RMB24,960, RMB31,223 and RMB39,622, respectively. The fair value of non-vested restricted shares was computed based on the fair value of the Group’s ordinary shares on the grant date (or date of modification, as applicable). As of December 31, 2017, there was RMB84,896 in total unrecognized compensation expense related to such non-vested restricted shares, which is expected to be recognized over a weighted-average period of 2.56 years.

The company issued 5,748 non-vested restricted shares to replace 11,495 options that were granted under the Company’s 2011 share incentive plans but unvested as of September 13, 2016, and modified the purchase price for the restricted shares to zero with other vesting conditions remaining unchanged. The Company compared the fair value of the modified awards against the original awards as of the modification date and concluded that there is $150,494 incremental compensation cost related to restricted shares not yet vested to be recognized over the remaining vesting period. The weighted average exercise price before and after the modification are $56.25 and nil per ordinary share, respectively.